Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	April 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 91.18%Δ
Argentina − 2.00%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	654,629	$ 540,818
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	484,976
YPF 144A 6.95% 7/21/27 #	855,000	619,982
		1,645,776
Brazil − 8.76%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	435,000	395,000
Arcos Dorados 144A 6.125% 5/27/29 #	610,000	599,060
Azul Investments
144A 5.875% 10/26/24 #	420,000	373,899
144A 7.25% 6/15/26 #	400,000	340,554
B2W Digital 144A 4.375% 12/20/30 #	545,000	448,935
B3 SA - Brasil Bolsa Balcao 144A 4.125% 9/20/31 #	670,000	583,235
CSN Inova Ventures 144A 6.75% 1/28/28 #	460,000	457,882
CSN Resources 144A 5.875% 4/8/32 #	500,000	446,250
Gol Finance 144A 8.00% 6/30/26 #	360,000	314,604
Guara Norte 144A 5.198% 6/15/34 #	623,701	550,544
Klabin Austria 144A 3.20% 1/12/31 #	415,000	329,954
Natura & Co. Luxembourg Holdings 144A 6.00% 4/19/29 #	590,000	573,775
Petrobras Global Finance 6.75% 6/3/50	350,000	324,919
Suzano Austria 3.125% 1/15/32	455,000	368,104
Vale Overseas 3.75% 7/8/30	575,000	520,516
XP 144A 3.25% 7/1/26 #	635,000	583,828
		7,211,059
Chile − 4.51%
AES Andes 144A 7.125% 3/26/79 #, μ	605,000	588,021
Alfa Desarrollo 144A 4.55% 9/27/51 #	817,789	642,476
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #	560,000	497,854
Falabella 144A 3.375% 1/15/32 #	405,000	353,986
Inversiones La Construccion 144A 4.75% 2/7/32 #	635,000	560,035
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	740,000	691,038
Telefonica Moviles Chile 144A 3.537% 11/18/31 #	435,000	381,288
		3,714,698
China − 4.71%
Alibaba Group Holding 2.70% 2/9/41	445,000	315,913
Bank of China 144A 5.00% 11/13/24 #	420,000	434,004
China Evergrande Group 10.00% 4/11/23	520,000	61,100
CIFI Holdings Group
6.00% 7/16/25	230,000	181,930
6.45% 11/7/24	405,000	335,340
ENN Energy Holdings 144A 2.625% 9/17/30 #	735,000	627,348
NQ-227 [4/22] 6/22 (2257058)    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Huarong Finance 2019 3.875% 11/13/29	570,000	$ 485,497
JD.com 3.875% 4/29/26	465,000	455,709
Kaisa Group Holdings 9.375% 6/30/24 ‡	345,000	71,674
Tencent Holdings
144A 2.88% 4/22/31 #	325,000	283,936
144A 3.68% 4/22/41 #	350,000	285,985
Times China Holdings 5.55% 6/4/24	630,000	333,900
		3,872,336
Colombia − 3.28%
Banco de Bogota 144A 6.25% 5/12/26 #	365,000	362,451
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	405,000	370,569
Canacol Energy 144A 5.75% 11/24/28 #	660,000	599,339
Ecopetrol
4.625% 11/2/31	615,000	514,983
5.375% 6/26/26	371,000	365,531
Geopark 144A 5.50% 1/17/27 #	535,000	482,899
		2,695,772
Czech Republic − 0.93%
Energo-Pro 144A 8.50% 2/4/27 #	795,000	763,200
		763,200
Georgia − 1.26%
Bank of Georgia 144A 6.00% 7/26/23 #	680,000	682,572
Silknet JSC 144A 8.375% 1/31/27 #	365,000	356,787
		1,039,359
Ghana − 1.23%
Kosmos Energy 144A 7.75% 5/1/27 #	410,000	407,768
Tullow Oil 144A 10.25% 5/15/26 #	610,000	606,407
		1,014,175
Guatemala − 2.70%
Banco Industrial 144A 4.875% 1/29/31 #, μ	605,000	576,078
Central American Bottling 144A 5.25% 4/27/29 #	595,000	566,014
CT Trust 144A 5.125% 2/3/32 #	760,000	709,183
Investment Energy Resources 144A 6.25% 4/26/29 #	375,000	370,592
		2,221,867
Hong Kong − 1.57%
AIA Group 144A 3.375% 4/7/30 #	400,000	381,038
CLP Power Hong Kong Financing 2.875% 4/26/23	419,000	418,422
2    NQ-227 [4/22] 6/22 (2257058)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Hong Kong (continued)
Goodman HK Finance 4.375% 6/19/24	485,000	$ 491,121
		1,290,581
India − 5.45%
Azure Power Energy 144A 3.575% 8/19/26 #	375,843	340,232
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	416,500	383,424
Future Retail 144A 5.60% 1/22/25 #	425,000	85,850
Greenko Power II 144A 4.30% 12/13/28 #	670,000	592,112
ICICI Bank 144A 4.00% 3/18/26 #	650,000	646,438
JSW Hydro Energy 144A 4.125% 5/18/31 #	303,975	265,027
JSW Steel 144A 5.05% 4/5/32 #	295,000	253,090
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	800,000	655,337
UltraTech Cement 144A 2.80% 2/16/31 #	590,000	488,087
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	815,000	775,741
		4,485,338
Indonesia − 3.91%
Cikarang Listrindo 144A 4.95% 9/14/26 #	602,000	591,017
Freeport Indonesia 144A 5.315% 4/14/32 #	630,000	612,675
Indika Energy Capital IV 144A 8.25% 10/22/25 #	595,000	598,719
Medco Laurel Tree 144A 6.95% 11/12/28 #	630,000	590,334
Minejesa Capital 144A 5.625% 8/10/37 #	395,000	333,676
Perusahaan Perseroan Persero 144A 3.875% 7/17/29 #	525,000	489,079
		3,215,500
Israel − 3.83%
Altice Financing 144A 5.00% 1/15/28 #	600,000	501,540
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	605,000	550,550
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	445,000	406,730
ICL Group 144A 6.375% 5/31/38 #	350,000	379,750
Israel Electric 144A 3.75% 2/22/32 #	645,000	604,614
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	327,344
6.75% 3/1/28	375,000	381,399
		3,151,927
Jamaica − 1.42%
Digicel Group Holdings PIK 10.00% 4/1/24 >>>>>	481,655	481,655
Sagicor Financial 144A 5.30% 5/13/28 #	700,000	683,546
		1,165,201
Kazakhstan − 0.76%
KazTransGas JSC 144A 4.375% 9/26/27 #	269,000	249,094
NQ-227 [4/22] 6/22 (2257058)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Kazakhstan (continued)
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	420,000	$ 374,430
		623,524
Kuwait − 1.42%
MEGlobal Canada 144A 5.00% 5/18/25 #	405,000	413,355
NBK SPC 144A 1.625% 9/15/27 #, μ	835,000	753,480
		1,166,835
Macao − 1.93%
MGM China Holdings 144A 4.75% 2/1/27 #	475,000	399,644
Sands China
144A 3.25% 8/8/31 #	465,000	357,322
3.80% 1/8/26	580,000	535,888
Wynn Macau 144A 5.625% 8/26/28 #	375,000	299,526
		1,592,380
Madagascar − 0.45%
Axian Telecom 144A 7.375% 2/16/27 #	375,000	367,595
		367,595
Malaysia − 1.62%
CIMB Bank 144A 2.125% 7/20/27 #	525,000	483,969
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	880,000	853,289
		1,337,258
Mexico − 6.04%
Alsea 144A 7.75% 12/14/26 #	600,000	603,192
Banco Mercantil del Norte
144A 6.625% 1/24/32 #, μ, ψ	410,000	367,565
144A 8.375% 10/14/30 #, μ, ψ	410,000	423,848
BBVA Bancomer 144A 5.125% 1/18/33 #, μ	460,000	431,432
Cemex 144A 5.20% 9/17/30 #	450,000	424,750
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	640,000	517,229
GCC 144A 3.614% 4/20/32 #	800,000	701,240
Grupo Aeromexico 144A 8.50% 3/17/27 #	600,000	606,810
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	500,000	420,150
Nemak 144A 3.625% 6/28/31 #	585,000	478,261
		4,974,477
4    NQ-227 [4/22] 6/22 (2257058)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Morocco − 0.89%
OCP
144A 3.75% 6/23/31 #	380,000	$ 322,581
144A 4.50% 10/22/25 #	200,000	201,006
144A 5.125% 6/23/51 #	270,000	209,685
		733,272
Nigeria − 1.58%
Access Bank
144A 6.125% 9/21/26 #	415,000	392,395
144A 9.125% 10/7/26 #, μ, ψ	540,000	494,100
IHS Holding 144A 5.625% 11/29/26 #	430,000	410,542
		1,297,037
Oman − 0.70%
Oryx Funding 144A 5.80% 2/3/31 #	585,000	578,179
		578,179
Panama − 0.52%
UEP Penonome II 144A 6.50% 10/1/38 #	441,109	430,265
		430,265
Paraguay − 1.57%
Banco Continental 144A 2.75% 12/10/25 #	900,000	820,687
Rutas 2 and 7 Finance 144A 3.018% 9/30/36 #, ^	705,667	473,894
		1,294,581
Peru − 3.34%
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	564,498
InRetail Consumer 144A 3.25% 3/22/28 #	520,000	459,631
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	404,431	379,322
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	890,000	773,348
Volcan Cia Minera 144A 4.375% 2/11/26 #	640,000	573,616
		2,750,415
Philippines − 0.79%
International Container Terminal Services 4.75% 6/17/30	655,000	646,813
		646,813
Qatar − 2.37%
Ooredoo International Finance 144A 5.00% 10/19/25 #	225,000	234,960
Qatar Energy
144A 1.375% 9/12/26 #	275,000	249,516
144A 2.25% 7/12/31 #	325,000	284,183
QNB Finance 2.625% 5/12/25	1,215,000	1,179,613
		1,948,272
NQ-227 [4/22] 6/22 (2257058)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Republic of Korea − 3.31%
Hana Bank 144A 1.25% 12/16/26 #	335,000	$ 303,058
Kia 144A 2.375% 2/14/25 #	655,000	631,520
NongHyup Bank 144A 0.875% 7/28/24 #	430,000	408,549
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	355,000	346,354
SK Hynix
144A 1.50% 1/19/26 #	590,000	535,905
144A 2.375% 1/19/31 #	595,000	495,014
		2,720,400
Republic of Vietnam − 0.38%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	350,000	313,250
		313,250
Russia − 0.43%
Lukoil Capital DAC
144A 2.80% 4/26/27 #	405,000	148,838
144A 3.60% 10/26/31 #	405,000	151,875
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	200,000	57,260
		357,973
Russia − 0.52%
VEON Holdings 144A 3.375% 11/25/27 #	665,000	425,600
		425,600
Saudi Arabia − 2.63%
EIG Pearl Holdings 144A 3.545% 8/31/36 #	680,000	604,354
SA Global Sukuk 144A 2.694% 6/17/31 #	415,000	374,168
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	161,492
144A 4.25% 4/16/39 #	400,000	383,442
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	630,000	639,129
		2,162,585
Singapore − 0.71%
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	575,000	583,059
		583,059
South Africa − 3.02%
AngloGold Ashanti Holdings 3.375% 11/1/28	830,000	742,276
Bidvest Group UK 144A 3.625% 9/23/26 #	795,000	732,414
Sasol Financing USA 4.375% 9/18/26	525,000	493,371
Stillwater Mining 144A 4.00% 11/16/26 #	560,000	515,542
		2,483,603
6    NQ-227 [4/22] 6/22 (2257058)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Taiwan − 0.75%
TSMC Arizona 4.25% 4/22/32	620,000	$ 617,301
		617,301
Tanzania − 0.50%
HTA Group 144A 7.00% 12/18/25 #	415,000	411,634
		411,634
Thailand − 1.52%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	380,000	371,746
GC Treasury Center 144A 5.20% 3/30/52 #	470,000	443,490
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	437,527
		1,252,763
Turkey − 2.72%
Akbank TAS 144A 6.80% 2/6/26 #	530,000	510,611
Coca-Cola Icecek 144A 4.50% 1/20/29 #	610,000	568,969
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	590,000	532,009
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	645,000	630,859
		2,242,448
Ukraine − 1.07%
Kernel Holding 144A 6.50% 10/17/24 #	445,000	240,856
Metinvest 144A 7.75% 10/17/29 #	425,000	238,000
MHP 144A 6.25% 9/19/29 #	430,000	225,750
State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #	560,000	177,100
		881,706
United Arab Emirates − 3.17%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	526,491
Emirates NBD Bank PJSC 2.625% 2/18/25	470,000	456,909
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	840,132	703,949
MAF Global Securities 6.375% 3/20/26 μ, ψ	390,000	396,337
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	600,000	525,646
		2,609,332
Zambia − 0.91%
First Quantum Minerals
144A 6.875% 10/15/27 #	315,000	316,948
144A 7.50% 4/1/25 #	425,000	430,763
		747,711
Total Corporate Bonds (cost $83,466,008)		75,037,057

NQ-227 [4/22] 6/22 (2257058)    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds – 1.49%
Hong Kong − 0.85%
Airport Authority
144A 2.50% 1/12/32 #	410,000	$ 362,522
144A 3.25% 1/12/52 #	405,000	336,193
		698,715
Philippines − 0.64%
Philippine Government International Bond 3.229% 3/29/27	535,000	522,583
Total Sovereign Bonds (cost $1,346,754)		1,221,298
	Number of shares
Common Stock – 0.59%
United States − 0.59%
Aeromexico Rights †	29,657	484,744
Total Common Stock (cost $484,748)		484,744

Short-Term Investments – 3.78%
Money Market Mutual Funds – 3.78%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.31%)	777,936	777,936
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	777,935	777,935
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.32%)	777,935	777,935
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.30%)	777,935	777,935
Total Short-Term Investments (cost $3,111,741)		3,111,741
Total Value of Securities−97.04% (cost $88,409,251)		79,854,840
Receivables and Other Assets Net of Liabilities — 2.96%		2,438,710
Net Assets Applicable to 10,652,349 Shares Outstanding — 100.00%	$82,293,550
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $63,593,078, which represents 77.28% of the Fund's net assets.
8    NQ-227 [4/22] 6/22 (2257058)

(Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
>>>>>	PIK. 80% of the income received was in cash and 20% was in principal.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.
NQ-227 [4/22] 6/22 (2257058)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
The following futures contracts and swap contracts were outstanding at April 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(17)	US Treasury 10 yr Ultra Notes	$(2,193,000)	$(2,372,521)	6/21/22	$179,521	$4,250
(2)	US Treasury Long Bonds	(281,375)	(308,823)	6/21/22	27,448	1,063
Total Futures Contracts			$(2,681,344)		$206,969	$5,313
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Federated Republic of Brazil 4.25% 6/6/25 B2 6/20/26- Quarterly	2,527,000	1.000%	$16,791	$66,165	$16,791	$—
10    NQ-227 [4/22] 6/22 (2257058)

(Unaudited)
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings:
JPMCB-United Mexican States 10.375% 9/20/22 Baa2 6/22/26- Quarterly	1,748,000	1.000%	$361	$10,832	$361	$—
			17,152	76,997	17,152	—
Total CDS Contracts			$17,152	$76,997	$17,152	$—
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[1]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4,869).
Summary of abbreviations:
CDS – Credit Default Swap
DAC – Designated Activity Company
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
NQ-227 [4/22] 6/22 (2257058)    11

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
Summary of abbreviations: (continued)
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
yr – Year
USD – US Dollar
12    NQ-227 [4/22] 6/22 (2257058)